Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2020
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Accrued Expenses and Other Payables
34	ACCRUED EXPENSES AND OTHER PAYABLES

	As of	As of
	December 31, 2020 Million	December 31, 2019 Million
Receipts-in-advance	73,345	69,421
Accrued salaries, wages and other benefits	6,100	7,213
Accrued expenses	93,725	76,772
Other payables	27,782	28,962

	200,952	182,368